INVESTMENTS (Details) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Number of Shares
Cost	$ 6,189	$ 7,055
Accumulated Unrealized Gain (Loss)	10,389	3,225
Fair Value	$ 16,578	$ 10,280
Discovery Metals Corp [Member]
Statement [Line Items]
Number of Shares	20,350
Cost	$ 1,957
Accumulated Unrealized Gain (Loss)	11,881
Fair Value	$ 13,838
VBI Vaccines Inc. [Member]
Statement [Line Items]
Number of Shares	2,000	2,000
Cost	$ 4,232	$ 4,232
Accumulated Unrealized Gain (Loss)	(1,492)	150
Fair Value	$ 2,740	$ 4,382
Levon Resources Ltd [Member]
Statement [Line Items]
Number of Shares		37,000
Cost		$ 1,957
Accumulated Unrealized Gain (Loss)		3,778
Fair Value		$ 5,735
Great Thunder Gold Corp [Member]
Statement [Line Items]
Number of Shares		10,819
Cost		$ 866
Accumulated Unrealized Gain (Loss)		(703)
Fair Value		$ 163